Exhibit 99.3

Client Name:	Everbank
Client Project Name:	EBMLT 2018-1
Start - End Dates:	11/2017 - 01/2018
Deal Loan Count:	552

Waived Conditions Summary

Report Run Date:	1/24/2018 14:32
Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	1
Property Valuations	FEMA	PRVAFEMA856	Natural Disaster Area, no subsequent inspection (Public)	1
Total				2

© 2017 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.